Right-of-use Assets and Lease Liabilities - Schedule of Right-of-use Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 1,	SFr 758
Indexation for the period	47	SFr 70
Balance as of December 31,	755	758
Iceland and U.S.Facilities
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 1,	758	855
Indexation for the period	47	70
New lease	118
FX revaluation	(6)
Depreciation charge for the period	(162)	(167)
Balance as of December 31,	SFr 755	SFr 758